COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [abstract]
Schedule of Cost of Revenues and Selling, General and Administrative Expenses	Cost of revenues

	For the year ended December 31,
	2021	2020	2019
Salaries, employee benefits and social security taxes	(745,307)	(476,480)	(366,594)
Shared-based compensation expense	(3,568)	(4,109)	(4,976)
Depreciation and amortization expense	(10,730)	(9,759)	(7,350)
Travel and housing	(4,950)	(6,881)	(17,115)
Office expenses	(6,607)	(3,050)	(2,583)
Professional services	(23,989)	(6,599)	(4,440)
Promotional and marketing expenses	(687)	(498)	(252)
Recruiting, training and other employee expenses	(2,860)	(2,436)	(1,854)
Depreciation expense of right-of-use assets	(3,392)	—	—
TOTAL	(802,090)	(509,812)	(405,164)

6.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2021	2020	2019
Salaries, employee benefits and social security taxes	(139,307)	(86,390)	(68,855)
Share-based compensation expense	(38,849)	(20,519)	(14,912)
Rental expenses (1)	(6,045)	(5,762)	(5,260)
Office expenses	(18,298)	(13,515)	(10,733)
Professional services	(30,947)	(23,093)	(13,122)
Travel and housing	(5,414)	(3,878)	(7,259)
Taxes	(13,260)	(16,596)	(16,153)
Depreciation and amortization expense	(45,723)	(21,083)	(16,905)
Depreciation expense of right-of-use assets	(20,441)	(17,638)	(14,584)
Recruiting, training and other employee expenses	(11,575)	(4,389)	(2,299)
Promotional and marketing expenses	(10,299)	(3,517)	(2,102)
Legal claims	(2,846)	(842)	(294)
TOTAL	(343,004)	(217,222)	(172,478)
(1) Includes rental expenses from short–term leases and leases of low–value assets due to the impact of the adoption of IFRS 16 since January 1, 2019.